Fees Summary	May 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 377,000
Previously Paid Amount	0.00
Total Fee Amount	52.06
Total Offset Amount	0.00
Net Fee	52.06
Narrative - Max Aggregate Offering Price	$ 377,000
Final Prospectus	true